Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories

7. INVENTORIES

As of December 31, 2020 and 2019, inventories consist of:

	December 31, 2020	December 31, 2019
Raw materials	$3,663	$3,437
Finished goods	427,942	453,634
Cost of projects	34,792	49,233
	$466,397	$506,304
Allowance for slow-moving or obsolete inventories	(211,719)	(203,366)
Inventories, net	$254,678	$302,938

For the year ended December 31, 2020, 2019, and 2018, impairments expense for obsolete inventories were approximately $6,000, $115,000 and $30,000, respectively.